UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 66.01%
Auto Components - 0.05%
Minth Group, Ltd. (b)	338,000	$546,415
Automobiles - 0.19%
BYD Co., Ltd. (b)	693,700	2,241,998
Beverages - 0.31%
Coca-Cola Femsa SAB de CV - ADR	32,585	3,030,731
Tsingtao Brewery Co., Ltd. (b)	120,000	693,165
		3,723,896
Capital Markets - 2.16%
Credit Suisse Group AG - ADR	224,975	8,778,524
Deutsche Bank AG (b)	158,141	9,368,273
UBS AG (a)(b)	414,835	7,574,887
		25,721,684
Chemicals - 0.26%
China BlueChemical, Ltd. (b)	3,784,000	3,126,710
Construction Materials - 0.08%
Semen Gresik Persero Tbk PT (b)	893,000	999,685
Distributors - 0.19%
Jardine Cycle & Carriage, Ltd. (b)	66,000	2,310,510
Diversified Consumer Services - 0.12%
New Oriental Education & Technology Group - ADR (a)	12,905	1,441,747
Diversified Financial Services - 3.51%
Bank of America Corp.	721,755	7,910,435
Bursa Malaysia Bhd (b)	380,700	975,863
Citigroup, Inc. (a)	247,933	10,323,930
ING Groep N.V. - ADR (a)	940,844	11,638,240
JPMorgan Chase & Co.	270,347	11,068,006
		41,916,474
Electronic Equipment, Instruments & Components - 4.61%
Anixter International, Inc.	66,424	4,340,144
Arrow Electronics, Inc. (a)	101,515	4,212,872
Avnet, Inc. (a)	120,315	3,835,642
Fabrinet (a)(b)	41,358	1,004,172
Flextronics International, Ltd. (a)(b)	720,264	4,624,095
IPG Photonics Corp. (a)	54,518	3,964,004
Jabil Circuit, Inc.	318,959	6,442,972
Molex, Inc.	229,976	5,926,482
Plexus Corp. (a)	58,904	2,050,448
SYNNEX Corp. (a)	50,758	1,609,029
TE Connectivity, Ltd. (b)	202,843	7,456,509
Tech Data Corp. (a)	53,090	2,595,570
Trimble Navigation, Ltd. (a)	67,541	2,677,325
TTM Technologies, Inc. (a)	265,695	4,256,434
		54,995,698
Energy Equipment & Services - 5.27%
Atwood Oceanics, Inc. (a)	154,780	6,830,441
Ensco PLC - ADR	115,302	6,145,597
Helmerich & Payne, Inc.	172,952	11,435,586
Noble Corp. (b)	179,219	7,063,021
Patterson-UTI Energy, Inc.	287,627	9,091,889
Precision Drilling Corp. (a)(b)	369,717	5,309,136
Rowan Companies, Inc. (a)	216,817	8,414,668
Seadrill Ltd. (b)	154,780	5,460,638
Transocean, Ltd. (b)	48,878	3,155,564
		62,906,540
Food & Staples Retailing - 0.21%
CP ALL PCL (b)	1,756,100	2,529,127
Food Products - 0.66%
Golden Agri-Resources, Ltd. (b)	8,276,000	4,581,682
Lotte Confectionery Co., Ltd. (b)	812	1,293,693
Uni-President China Holdings, Ltd. (b)	1,017,000	629,932
Wilmar International, Ltd. (b)	310,000	1,367,907
		7,873,214
Health Care Equipment & Supplies - 0.69%
Mindray Medical International, Ltd. - ADR	100,753	2,826,122
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	2,488,000	3,587,309
Supermax Corp. Bhd (b)	865,250	1,063,115
Top Glove Corp. Bhd (b)	427,200	742,772
		8,219,318
Health Care Providers & Services - 12.18%
Aetna, Inc.	369,717	16,300,822
AMERIGROUP Corp. (a)	278,228	19,606,727
CIGNA Corp.	331,492	17,048,634
Coventry Health Care, Inc. (a)	550,189	20,065,393
Healthspring, Inc. (a)	273,841	12,626,808
Humana, Inc. (a)	222,457	17,916,687
Magellan Health Services, Inc. (a)	135,354	7,409,278
Sinopharm Group Co., Ltd. (b)	142,400	478,528
UnitedHealth Group, Inc.	369,717	19,070,003
WellPoint, Inc.	189,245	14,906,829
		145,429,709
Hotels, Restaurants & Leisure - 0.32%
Ctrip.com International, Ltd. - ADR (a)	25,847	1,113,489
Gourmet Master Co., Ltd. (a)(b)	248,000	2,244,852
REXLot Holdings, Ltd. (b)	4,325,000	416,843
		3,775,184
Household Durables - 0.24%
LG Electronics, Inc. (b)	13,989	1,086,206
Woongjin Coway Co., Ltd. (b)	50,170	1,785,660
		2,871,866
Insurance - 4.03%
Aegon NV - ADR (a)	307,680	2,092,224
American Equity Investment Life Holding Co.	135,981	1,728,319
China Life Insurance Co., Ltd. (b)	935,000	3,196,088
CNO Financial Group, Inc. (a)	545,176	4,312,342
Delphi Financial Group, Inc. - Class A	56,397	1,647,356
Lincoln National Corp.	218,697	6,230,678
MetLife, Inc.	106,529	4,673,427
Prudential Financial, Inc.	172,952	10,998,018
Sun Life Financial, Inc. (b)	228,723	6,879,988
Torchmark Corp.	98,382	6,310,221
		48,068,661
Internet & Catalog Retail - 0.16%
GS Home Shopping, Inc. (b)	14,876	1,897,730
Internet Software & Services - 0.76%
Baidu, Inc. - ADR (a)	56,531	7,921,689
Tencent Holdings, Ltd. (b)	42,200	1,145,333
		9,067,022
Leisure Equipment & Products - 0.44%
Polaris Industries, Inc.	47,625	5,294,471
Machinery - 1.45%
Cummins, Inc.	37,598	3,891,017
United Tractors Tbk PT (b)	2,361,500	6,856,900
Weichai Power Co., Ltd. (b)	1,115,000	6,505,134
		17,253,051
Media - 0.37%
BEC World PCL (b)	2,242,200	2,517,686
Cheil Worldwide, Inc. (b)	126,700	1,880,949
		4,398,635
Metals & Mining - 5.16%
Alcoa, Inc.	1,009,147	16,005,072
Allegheny Technologies, Inc.	69,754	4,427,286
Aluminum Corp of China Ltd. - ADR	137,723	2,989,966
Century Aluminum Co. (a)	280,108	4,383,690
Cliffs Natural Resources, Inc.	56,542	5,227,308
Kaiser Aluminum Corp.	94,307	5,151,048
Noranda Aluminum Holding Corp. (a)	164,179	2,485,670
POSCO - ADR	45,660	4,959,589
Reliance Steel & Aluminum Co.	48,776	2,421,729
Schnitzer Steel Industries Inc.	55,583	3,201,581
Steel Dynamics, Inc.	149,099	2,422,859
Vale SA - ADR	245,969	7,858,710
		61,534,508
Multiline Retail - 4.67%
Dillards, Inc. - Class A	212,145	11,061,240
Golden Eagle Retail Group, Ltd. (b)	1,270,000	3,221,635
JC Penney Co., Inc.	242,323	8,369,837
Kohl's Corp.	193,235	9,663,682
Macy's, Inc.	412,651	12,065,915
New World Department Store China, Ltd. (b)	946,000	743,992
Nordstrom, Inc.	203,616	9,557,735
Parkson Holdings Bhd (b)	503,182	1,003,198
		55,687,234
Oil, Gas & Consumable Fuels - 1.11%
Banpu PCL (b)	285,200	6,646,158
Occidental Petroleum Corp.	63,917	6,649,925
		13,296,083
Personal Products - 0.23%
Amorepacific Corp. (b)	2,446	2,721,723
Pharmaceuticals - 6.39%
AstraZeneca PLC - ADR	101,920	5,103,134
Bristol-Myers Squibb Co.	185,208	5,363,624
China Pharmaceutical Group, Ltd. (b)	920,000	445,712
China Shineway Pharmaceutical Group, Ltd. (b)	191,000	378,480
Eli Lilly & Co.	136,718	5,131,027
Endo Pharmaceuticals Holdings, Inc. (a)	117,860	4,734,436
Forest Laboratories, Inc. (a)	193,135	7,597,931
Jazz Pharmaceuticals, Inc. (a)	94,822	3,162,314
Johnson & Johnson	87,990	5,853,095
Medicines Co. (a)	101,975	1,683,607
Medicis Pharmaceutical Corp. - Class A	98,382	3,755,241
Merck & Co., Inc.	142,755	5,037,824
Novartis AG - ADR	94,582	5,779,906
Pfizer, Inc.	282,980	5,829,388
Questcor Pharmaceuticals, Inc. (a)	54,605	1,315,981
Shire PLC - ADR	54,682	5,151,591
United Laboratories International Holdings, Ltd. (b)	292,000	430,775
Viropharma, Inc. (a)	127,655	2,361,617
Watson Pharmaceuticals, Inc. (a)	103,749	7,130,669
		76,246,352
Real Estate Investment Trusts (REITs) - 7.00%
American Capital Agency Corp.	204,649	5,957,332
Annaly Capital Management, Inc.	320,043	5,773,576
Anworth Mortgage Asset Corp.	291,354	2,188,069
CommonWealth REIT	105,193	2,718,187
Entertainment Properties Trust	107,106	5,001,850
Lexington Realty Trust	312,393	2,852,148
MFA Financial, Inc.	700,014	5,628,113
National Retail Properties, Inc.	141,533	3,468,974
Nationwide Health Properties, Inc.	360,208	14,916,213
Omega Healthcare Investors, Inc.	641,998	13,488,378
Realty Income Corp.	179,785	6,021,000
Senior Housing Properties Trust	517,679	12,118,865
Washington Real Estate Investment Trust	106,468	3,462,339
		83,595,044
Semiconductors & Semiconductor Equipment - 0.37%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	175,200	2,209,272
United Microelectronics Corp. - ADR	871,700	2,231,552
		4,440,824
Software - 0.04%
Longtop Financial Technologies, Ltd. - ADR (a)(d)(f)	25,302	478,967
Specialty Retail - 0.65%
Best Buy Co., Inc.	180,472	5,668,625
DSW, Inc. - Class A (a)	41,060	2,078,047
		7,746,672
Textiles, Apparel & Luxury Goods - 0.67%
361 Degrees International, Ltd. (b)	1,469,000	900,463
Fossil, Inc. (a)	40,105	4,721,161
Pou Chen Corp.(b)	2,535,000	2,338,764
		7,960,388
Tobacco - 0.60%
Philip Morris International, Inc.	107,782	7,196,604
Transportation Infrastructure - 0.54%
Grupo Aeroportuario del Sureste SAB de CV - ADR	28,199	1,662,049
Jasa Marga PT (b)	4,795,000	2,026,923
Zhejiang Expressway Co., Ltd. (b)	3,670,000	2,763,689
		6,452,661
Water Utilities - 0.26%
Guangdong Investment, Ltd. (b)	5,754,000	3,076,017
Wireless Telecommunication Services - 0.06%
Globe Telecom, Inc. (b)	34,830	718,542
TOTAL COMMON STOCKS (Cost $665,378,907)		$787,760,964
PREFERRED STOCKS - 0.26%
Metals & Mining - 0.26%
Gerdau SA - ADR	296,301	$3,117,087
TOTAL PREFERRED STOCKS (Cost $3,001,040)		$3,117,087

INVESTMENT COMPANIES - 8.30%
Exchange Traded Funds - 5.31%
iShares Barclays Intermediate Credit Bond Fund	112,637	$12,007,206
iShares iBoxx Investment Grade Corporate Bond Fund	202,736	22,327,316
iShares MSCI Brazil Index Fund	70,261	5,153,644
iShares MSCI South Africa Index Fund	40,815	2,900,722
Market Vectors Russia ETF	198,252	7,636,667
SPDR S&P Emerging Middle East & Africa ETF (d)	20,150	1,492,914
WisdomTree Emerging Markets Local Debt Fund (d)	222,262	11,895,462
		63,413,931
Mutual Funds - 2.99%
The Central Europe & Russia Fund, Inc.	38,644	1,679,082
Fidelity Floating Rate High Income Fund	1,325,245	12,987,401
ING Russia Fund - Class A (a)	108,200	4,542,222
Matthews India Fund	160,944	3,299,358
RidgeWorth Seix Floating Rate High Income Fund	1,468,004	13,109,274
		35,617,337
TOTAL INVESTMENT COMPANIES (Cost $83,850,168)		$99,031,268

EXCHANGE TRADED NOTES - 0.26%
iPath MSCI India Index ETN (a)	44,429	$3,114,029
TOTAL EXCHANGE TRADED NOTES (Cost $2,695,985)		$3,114,029

	Troy Ounces	Fair Value
PRECIOUS METALS - 5.64%
Gold Bullion (a)(g)	34,928	$52,536,951
Silver (a)(g)	424,000	14,789,120
TOTAL PRECIOUS METALS (Cost $40,291,723)		$67,326,071

	Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 4.46%
Republic of Brazil (b)
12.500%, 01/05/2022	BRL 66,505,000	$53,267,068
TOTAL FOREIGN GOVERNMENT BONDS (Cost $33,550,275)		$53,267,068

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 7.77%
Money Market Funds - 7.77%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	92,708,967	$92,708,967
TOTAL SHORT-TERM INVESTMENTS (Cost $92,708,967)		$92,708,967

Total Investments (Cost $921,477,065) - 92.70%		$1,106,325,454
Other Assets in Excess of Liabilities - 7.30% (e)		87,125,383
TOTAL NET ASSETS - 100.00%		$1,193,450,837

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	A portion of the security is considered illiquid. The market value of these securities total $13,867,343, which represent
1.16% of total net assets. If a fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)	Trading was halted May 17, 2011.
(g)	The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Core Investment Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 1.76%
Exchange Traded Funds - 1.76%
iShares Russell 2000 Index Fund	253,549	$20,993,857
TOTAL INVESTMENT COMPANIES (Proceeds $20,011,574)		$20,993,857

	Principal Amount	Fair Value
UNITED STATES TREASURY OBLIGATIONS - 2.09%
United States Treasury Strips
8.00%, 11/15/2021	$36,000,000	$24,996,564
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $25,074,360)		$24,996,564

TOTAL SECURITIES SOLD SHORT
(Proceeds $45,085,934 ) - 3.85%		$45,990,421

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$921,602,404
Gross unrealized appreciation	$204,066,577
Gross unrealized depreciation	(19,343,527)
Net unrealized appreciation	$184,723,050

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$775,589,026	$12,171,938	(1)	$-	$787,760,964
Preferred Stocks	3,117,087	-		-	3,117,087
Exchange Traded Funds	63,413,931	-		-	63,413,931
Mutual Funds	1,679,082	33,938,255		-	35,617,337
Exchange Traded Notes	3,114,029	-		-	3,114,029
Precious Metals	-	67,326,071		-	67,326,071
Foreign Government Bonds	-	53,267,068		-	53,267,068
Money Market Funds	92,708,967	-		-	92,708,967

Total Investments in Securities	$939,622,122	$166,703,332		$-	$1,106,325,454

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Exchange Traded Funds - Short	$20,993,857	$-		$-	$20,993,857
Unites States Treasury Obligations - Short	-	24,996,564		-	24,996,564

Total Securities Sold Short	$20,993,857	$24,996,564		$-	$45,990,421

(1) The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Food & Staples Retailing, Media, Oil, Gas & Consumable Fuels, and Software industries.

The Fund did not invest in any Level 3 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Transfers out of Level 1	$478,967
Transfers into Level 2	478,967

The security transferred into Level 2 when trading halted on May 17, 2011.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 66.21%
Auto Components - 1.44%
Autoliv, Inc. (b)	80,771	$6,336,485
Magna International, Inc. (b)	119,810	6,474,532
Minth Group, Ltd. (b)	332,000	536,716
TRW Automotive Holdings Corp. (a)	58,615	3,460,043
		16,807,776
Automobiles - 0.19%
BYD Co., Ltd. (b)	681,680	2,203,150
Beverages - 0.06%
Tsingtao Brewery Co., Ltd. (b)	118,000	681,612
Chemicals - 2.21%
Agrium, Inc. (b)	56,488	4,957,387
Cabot Corp.	151,445	6,038,112
CF Industries Holdings, Inc.	41,469	5,874,913
China BlueChemical, Ltd. (b)	3,718,000	3,072,175
Kronos Worldwide, Inc.	52,000	1,635,400
Westlake Chemical Corp.	80,771	4,192,015
		25,770,002
Commercial Banks - 0.90%
Canadian Imperial Bank of Commerce (b)	52,501	4,146,004
PNC Financial Services Group, Inc.	107,776	6,424,527
		10,570,531
Commercial Services & Supplies - 0.25%
Deluxe Corp.	119,137	2,943,875
Construction Materials - 0.07%
Semen Gresik Persero Tbk PT (b)	778,000	870,946
Distributors - 0.19%
Jardine Cycle & Carriage, Ltd. (b)	62,000	2,170,479
Diversified Consumer Services - 0.12%
New Oriental Education & Technology Group - ADR (a)	12,681	1,416,721
Diversified Financial Services - 0.60%
Bursa Malaysia Bhd (b)	353,400	905,883
ING Groep N.V. - ADR (a)	493,694	6,106,995
		7,012,878
Diversified Telecommunication Services - 1.33%
Verizon Communications, Inc.	416,701	15,513,778
Electric Utilities - 1.82%
Edison International	256,000	9,920,000
Portland General Electric Co.	131,102	3,314,258
PPL Corp.	288,607	8,031,933
		21,266,191
Electrical Equipment - 0.75%
Thomas & Betts Corp. (a)	162,888	8,771,519
Electronic Equipment, Instruments & Components - 3.15%
Arrow Electronics, Inc. (a)	298,167	12,373,931
Avnet, Inc. (a)	173,657	5,536,185
Jabil Circuit, Inc.	309,366	6,249,193
Molex, Inc.	125,748	3,240,526
SYNNEX Corp. (a)	201,927	6,401,086
Tech Data Corp. (a)	60,992	2,981,899
		36,782,820
Energy Equipment & Services - 1.08%
Ensco PLC - ADR	53,174	2,834,174
Precision Drilling Corp. (a)(b)	110,645	1,588,862
RPC, Inc.	168,273	4,129,419
Seadrill Ltd. (b)	113,752	4,013,171
		12,565,626
Food & Staples Retailing - 0.20%
CP ALL PCL (b)	1,630,300	2,347,950
Food Products - 2.29%
Archer-Daniels-Midland Co.	276,525	8,337,229
Conagra Foods, Inc.	410,455	10,593,844
Golden Agri-Resources, Ltd. (b)	8,227,000	4,554,555
Lotte Confectionery Co., Ltd. (b)	807	1,285,727
Uni-President China Holdings, Ltd. (b)	1,008,000	624,357
Wilmar International, Ltd. (b)	288,000	1,270,830
		26,666,542
Health Care Equipment & Supplies - 0.68%
Mindray Medical International, Ltd. - ADR	98,898	2,774,089
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	2,448,000	3,529,635
Supermax Corp. Bhd (b)	803,250	986,937
Top Glove Corp. Bhd (b)	396,600	689,568
		7,980,229
Health Care Providers & Services - 5.96%
Aetna, Inc.	275,967	12,167,385
AMERIGROUP Corp. (a)	102,504	7,223,457
Healthspring, Inc. (a)	392,122	18,080,746
Humana, Inc. (a)	170,843	13,759,695
Sinopharm Group Co., Ltd. (b)	140,000	470,463
UnitedHealth Group, Inc.	190,035	9,802,005
WellPoint, Inc.	103,452	8,148,914
		69,652,665
Hotels, Restaurants & Leisure - 0.32%
Ctrip.com International, Ltd. - ADR (a)	25,398	1,094,146
Gourmet Master Co., Ltd. (a)(b)	246,000	2,226,748
REXLot Holdings, Ltd. (b)	4,250,000	409,615
		3,730,509
Household Durables - 0.23%
LG Electronics, Inc. (b)	12,987	1,008,404
Woongjin Coway Co., Ltd. (b)	46,570	1,657,528
		2,665,932
Industrial Conglomerates - 1.26%
3M Co.	43,424	4,118,766
General Electric Co.	146,343	2,760,029
Tyco International, Ltd. (b)	158,176	7,818,640
		14,697,435
Insurance - 1.67%
ACE, Ltd. (b)	90,194	5,936,569
China Life Insurance Co., Ltd. (b)	919,000	3,141,396
Chubb Corp.	43,614	2,730,673
Reinsurance Group of America, Inc.	31,326	1,906,500
Travelers Companies, Inc.	98,460	5,748,095
		19,463,233
Internet & Catalog Retail - 0.16%
GS Home Shopping, Inc. (b)	14,788	1,886,504
Internet Software & Services - 0.77%
Baidu, Inc. - ADR (a)	56,194	7,874,465
Tencent Holdings, Ltd. (b)	41,500	1,126,335
		9,000,800
Machinery - 4.61%
AGCO Corp. (a)	120,483	5,947,041
Caterpillar, Inc.	88,694	9,442,363
Cummins, Inc.	63,944	6,617,564
Joy Global, Inc.	32,270	3,073,395
Nordson Corp.	54,602	2,994,920
Parker Hannifin Corp.	65,290	5,859,125
Timken Co.	132,599	6,682,990
United Tractors Tbk PT (b)	2,320,500	6,737,852
Weichai Power Co., Ltd. (b)	1,108,000	6,464,294
		53,819,544
Media - 0.93%
BEC World PCL (b)	1,953,100	2,193,066
Cheil Worldwide, Inc. (b)	117,625	1,746,224
DIRECTV - Class A (a)	136,628	6,943,435
		10,882,725
Metals & Mining - 2.15%
Alcoa, Inc.	491,178	7,790,083
Cliffs Natural Resources, Inc.	62,430	5,771,653
Freeport-McMoRan Copper & Gold, Inc.	89,934	4,757,509
POSCO - ADR	22,630	2,458,071
Rio Tinto PLC - ADR	60,578	4,381,001
		25,158,317
Multiline Retail - 0.74%
Dillard's, Inc. - Class A	73,367	3,825,355
Golden Eagle Retail Group, Ltd. (b)	1,248,000	3,165,828
New World Department Store China, Ltd. (b)	930,000	731,408
Parkson Holdings Bhd (b)	467,125	931,311
		8,653,902
Multi-Utilities - 0.59%
Alliant Energy Corp.	170,965	6,951,437
Oil, Gas & Consumable Fuels - 7.08%
Banpu PCL (b)	283,500	6,606,542
Chevron Corp.	170,965	17,582,041
ConocoPhillips	160,754	12,087,093
Exxon Mobil Corp.	97,914	7,968,241
Marathon Oil Corp.	61,506	3,240,136
Occidental Petroleum Corp.	80,894	8,416,212
PetroChina Co Ltd - ADR	21,487	3,137,747
Royal Dutch Shell PLC - ADR	84,809	6,032,464
Sasol, Ltd. - ADR	28,943	1,530,795
Valero Energy Corp.	170,232	4,352,832
W&T Offshore, Inc.	260,486	6,803,894
Western Refining, Inc. (a)	273,563	4,943,284
		82,701,281
Paper & Forest Products - 0.55%
Domtar Corp. (b)	67,982	6,439,255
Personal Products - 0.62%
Amorepacific Corp. (b)	2,432	2,706,145
Herbalife, Ltd. (b)	78,078	4,500,416
		7,206,561
Pharmaceuticals - 4.64%
AstraZeneca PLC - ADR	63,767	3,192,814
China Pharmaceutical Group, Ltd. (b)	904,000	437,961
China Shineway Pharmaceutical Group, Ltd. (b)	188,000	372,535
Eli Lilly & Co.	240,652	9,031,670
Forest Laboratories, Inc. (a)	130,220	5,122,855
Johnson & Johnson	133,640	8,889,733
Merck & Co., Inc.	153,193	5,406,181
Novartis AG - ADR	51,842	3,168,065
Novo Nordisk A/S - ADR	51,155	6,408,698
Pfizer, Inc.	263,855	5,435,413
Shire PLC - ADR	67,457	6,355,124
United Laboratories International Holdings, Ltd. (b)	286,000	421,923
		54,242,972
Real Estate Investment Trusts (REITs) - 7.18%
American Capital Agency Corp.	202,600	5,897,686
Annaly Capital Management, Inc.	315,006	5,682,708
Anworth Mortgage Asset Corp.	285,390	2,143,279
CommonWealth REIT	110,968	2,867,413
Entertainment Properties Trust	113,743	5,311,798
Lexington Realty Trust	330,131	3,014,096
MFA Financial, Inc.	688,572	5,536,119
National Retail Properties, Inc.	148,420	3,637,774
Nationwide Health Properties, Inc.	353,712	14,647,214
Omega Healthcare Investors, Inc.	629,745	13,230,943
Realty Income Corp.	190,033	6,364,205
Senior Housing Properties Trust	510,454	11,949,728
Washington Real Estate Investment Trust	112,355	3,653,785
		83,936,748
Semiconductors & Semiconductor Equipment - 3.94%
ASML Holding NV - ADR	79,663	2,944,344
Brooks Automation, Inc. (a)	618,379	6,715,596
Fairchild Semiconductor International, Inc. (a)	347,988	5,814,879
GT Solar International, Inc. (a)	237,804	3,852,425
Intel Corp.	220,774	4,892,352
Lam Research Corp. (a)	77,405	3,427,493
Novellus Systems, Inc. (a)	169,619	6,130,031
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	174,200	2,196,662
Texas Instruments, Inc.	164,234	5,391,802
TriQuint Semiconductor, Inc. (a)	244,332	2,489,743
United Microelectronics Corp. - ADR	866,500	2,218,240
		46,073,567
Software - 0.47%
Check Point Software Technologies (a)(b)	87,572	4,978,468
Longtop Financial Technologies, Ltd. - ADR (a)(d)(f)	24,862	470,638
		5,449,106
Specialty Retail - 0.75%
AutoZone, Inc. (a)	17,414	5,134,518
Limited Brands, Inc.	94,906	3,649,136
		8,783,654
Textiles, Apparel & Luxury Goods - 0.27%
361 Degrees International, Ltd. (b)	1,443,000	884,525
Pou Chen Corp. (b)	2,520,000	2,324,926
		3,209,451
Tobacco - 2.42%
British American Tobacco PLC - ADR	79,425	6,989,400
Philip Morris International, Inc.	93,502	6,243,129
Reynolds American, Inc.	405,463	15,022,404
		28,254,933
Transportation Infrastructure - 0.40%
Jasa Marga PT (b)	4,766,500	2,014,875
Zhejiang Expressway Co., Ltd. (b)	3,606,000	2,715,494
		4,730,369
Water Utilities - 0.53%
American Water Works Co., Inc.	109,065	3,211,964
Guangdong Investment, Ltd. (b)	5,654,000	3,022,558
		6,234,522
Wireless Telecommunication Services - 0.64%
Globe Telecom, Inc. (b)	37,220	767,848
Vodafone Group PLC - ADR	251,063	6,708,403
		7,476,251
TOTAL COMMON STOCKS (Cost $642,873,654)		$773,644,298

PREFERRED STOCKS - 0.30%
Diversified Telecommunication Services - 0.30%
Telecomunicacoes de Sao Paulo SA - ADR	115,840	$3,440,448
TOTAL PREFERRED STOCKS (Cost $3,084,484)		$3,440,448

INVESTMENT COMPANIES - 8.33%
Exchange Traded Funds - 5.40%
iShares Barclays Intermediate Credit Bond Fund	112,127	$11,952,839
iShares iBoxx Investment Grade Corporate Bond Fund	201,254	22,164,103
iShares MSCI Brazil Index Fund	68,876	5,052,055
iShares MSCI South Africa Index Fund	39,784	2,827,449
Market Vectors Russia ETF	194,315	7,485,014
SPDR S&P Emerging Middle East & Africa ETF (d)	27,450	2,033,770
WisdomTree Emerging Markets Local Debt Fund (d)	216,825	11,604,474
		63,119,704
Mutual Funds - 2.93%
The Central Europe & Russia Fund, Inc.	37,882	1,645,973
Fidelity Floating Rate High Income Fund	1,265,775	12,404,594
ING Russia Fund - Class A (a)	105,983	4,449,156
Matthews India Fund	157,865	3,236,240
RidgeWorth Seix Floating Rate High Income Fund	1,402,124	12,520,965
		34,256,928
TOTAL INVESTMENT COMPANIES (Cost $86,046,934)		$97,376,632
EXCHANGE TRADED NOTES - 0.27%
iPath MSCI India Index ETN (a)	44,249	$3,101,412
TOTAL EXCHANGE TRADED NOTES (Cost $2,666,162)		$3,101,412

	Troy Ounces	Fair Value
PRECIOUS METALS - 5.49%
Gold Bullion (a)(g)	32,994	$49,627,925
Silver (a)(g)	416,000	14,510,080
TOTAL PRECIOUS METALS (Cost $37,730,014)		$64,138,005

	Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 4.24%
Republic of Brazil (b)
12.500%, 01/05/2022	BRL 61,907,000	$49,584,308
TOTAL FOREIGN GOVERNMENT BONDS (Cost $27,737,981)		$49,584,308

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 8.11%
Money Market Funds - 8.11%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	94,816,690	$94,816,690
TOTAL SHORT-TERM INVESTMENTS (Cost $94,816,690)		$94,816,690

Total Investments (Cost $894,955,919) - 92.95%		$1,086,101,793
Other Assets in Excess of Liabilities - 7.05% (e)		82,329,545
TOTAL NET ASSETS - 100.00%		$1,168,431,338

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	A portion of the security is considered illiquid. The market value of these securities total $14,108,882, which represent
1.21% of total net assets. If a fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)	Trading was halted May 17, 2011.
(g)	The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Asset Allocation Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Asset Allocation Fund
Consolidated Schedule of Securities Sold Short
June 30, 2011 (Unaudited)

INVESTMENT COMPANIES - 1.77%	Shares	Fair Value
Exchange Traded Funds - 1.77%
iShares Russell 2000 Index Fund	249,951	$20,695,943
TOTAL INVESTMENT COMPANIES (Proceeds $19,727,599)		$20,695,943

	Principal Amount	Fair Value
UNITED STATES TREASURY OBLIGATIONS - 2.14%
United States Treasury Strips
8.00%, 11/15/2021	$36,000,000	$24,996,564
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $25,074,360)		$24,996,564

TOTAL SECURITIES SOLD SHORT
(Proceeds $44,801,959) - 3.91%		$45,692,507

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$896,407,826
Gross unrealized appreciation	$203,496,772
Gross unrealized depreciation	(13,802,805)
Net unrealized appreciation	$189,693,967

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$762,026,102	$11,618,196	(1)	$-	$773,644,298
Preferred Stocks	3,440,448	-		-	3,440,448
Exchange Traded Funds	63,119,704	-		-	63,119,704
Mutual Funds	1,645,973	32,610,955		-	34,256,928
Exchange Traded Notes	3,101,412	-		-	3,101,412
Precious Metals	-	64,138,005		-	64,138,005
Foreign Government Bonds	-	49,584,308		-	49,584,308
Money Market Funds	94,816,690	-		-	94,816,690

Total Investments in Securities	$928,150,329	$157,951,464		$-	$1,086,101,793

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Exchange Traded Funds - Short	$20,695,943	$-		$-	$20,695,943
Unites States Treasury Obligations - Short	-	24,996,564		-	24,996,564

Total Securities Sold Short	$20,695,943	$24,996,564		$-	$45,692,507

(1) The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Food & Staples Retailing, Media, Oil, Gas & Consumable Fuels, and Software industries.

The Fund did not invest in any Level 3 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Transfers out of Level 1	$470,638
Transfers into Level 2	470,638

The security transferred into Level 2 when trading halted on May 17, 2011.

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 70.11%
Auto Components - 6.97%
Autoliv, Inc. (b)	42,054	$3,299,136
Cheng Shin Rubber Industry Co., Ltd. (b)	1,366,500	3,924,879
Halla Climate Control Corp. (b)	79,870	1,922,595
Johnson Controls, Inc.	79,986	3,332,217
Keihin Corp. (b)	133,500	2,807,472
Lear Corp.	64,742	3,462,402
Leoni AG (b)	28,782	1,705,016
Minth Group, Ltd. (b)	1,898,000	3,068,332
Plastic Omnium SA (b)	135,949	4,425,962
TRW Automotive Holdings Corp. (a)	77,124	4,552,630
		32,500,641
Automobiles - 5.66%
Dongfeng Motor Group Co., Ltd. (b)	1,868,000	3,528,740
DRB-Hicom Bhd (b)	2,026,000	1,523,106
Ford Otomotiv Sanayi AS (b)	178,473	1,534,010
Fuji Heavy Industries, Ltd. (b)	386,000	2,982,324
Honda Motor Co., Ltd. (b)	80,100	3,069,480
Hyundai Motor Co. (b)	14,257	3,164,810
Peugeot SA (b)	36,963	1,654,700
Thor Industries, Inc.	82,314	2,373,936
Tofas Turk Otomobil Fabrikasi AS (b)	549,761	2,506,612
Volkswagen AG (b)	21,976	4,037,761
		26,375,479
Chemicals - 10.23%
Arkema SA (b)	32,949	3,391,992
Ashland, Inc.	51,026	3,297,300
BASF SE (b)	22,035	2,159,148
Cabot Corp.	77,642	3,095,587
China Petrochemical Development Corp. (a)(b)	2,405,000	2,746,323
The Dow Chemical Co.	47,823	1,721,628
Eastman Chemical Co.	18,877	1,926,775
El du Pont de Nemours & Co.	28,189	1,523,615
Fuchs Petrolub AG (b)	57,255	3,187,476
Fufeng Group, Ltd. (b)	1,868,000	1,209,854
Hanwha Chemical Corp. (b)	43,290	2,043,569
Hanwha Corp. (b)	30,365	1,386,497
Hyosung Corp. (b)	18,126	1,558,532
Kemira OYJ (b)	100,805	1,745,427
Lanxess AG (b)	26,944	2,211,535
Mitsubishi Chemical Holdings Corp. (b)	237,500	1,675,672
Olin Corp.	135,351	3,067,054
Sinopec Shanghai Petrochemical Co., Ltd. (b)	3,202,000	1,436,059
Solutia, Inc. (a)	66,944	1,529,670
Taekwang Industrial Co., Ltd. (b)	949	1,466,632
Taiwan Prosperity Chemical Corp. (b)	372,000	1,515,275
USI Corp. (b)	2,047,000	2,355,331
Westlake Chemical Corp.	28,208	1,463,995
		47,714,946
Consumer Finance - 4.62%
Capital One Financial Corp.	66,344	3,427,994
Cash America International, Inc.	63,837	3,694,247
Credit Acceptance Corp. (a)	45,924	3,879,200
Discover Financial Services	167,505	4,480,759
International Personal Finance PLC (b)	344,811	2,035,983
Provident Financial PLC (b)	78,800	1,217,911
Samsung Card Co. (b)	51,833	2,806,114
		21,542,208
Food Products - 4.21%
Archer-Daniels-Midland Co.	97,054	2,926,178
Bunge, Ltd.	41,847	2,885,351
Charoen Pokphand Indonesia Tbk PT (b)	13,252,000	3,075,212
Cosan SA Industria e Comercio (b)	210,600	3,319,617
Golden Agri-Resources, Ltd. (b)	5,442,000	3,012,749
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	10,783,000	2,923,500
Tradewinds Malaysia Bhd (b)	433,100	1,494,586
		19,637,193
Industrial Conglomerates - 2.21%
Alfa S.A.B. de CV - Class A (b)	304,000	4,530,725
Carlisle Companies, Inc.	61,094	3,007,658
Jardine Strategic Holdings, Ltd. (b)	52,000	1,591,200
NWS Holdings, Ltd. (b)	889,596	1,191,204
		10,320,787
Insurance - 2.94%
Arch Capital Group, Ltd. (a)(b)	97,602	3,115,456
Endurance Specialty Holdings, Ltd. (b)	62,014	2,563,039
Montpelier Re Holdings, Ltd. (b)	147,338	2,652,084
PartnerRe, Ltd. (b)	36,938	2,543,181
Transatlantic Holdings, Inc.	57,595	2,822,731
		13,696,491
Machinery - 5.40%
Dover Corp.	36,790	2,494,362
Eaton Corp.	45,524	2,342,210
Ebara Corp. (b)	282,000	1,653,363
Fuji Machine Manufacturing Co., Ltd. (b)	61,900	1,321,733
IHI Corp. (b)	638,000	1,640,469
Melrose PLC (b)	284,503	1,652,946
Mueller Industries, Inc.	78,378	2,971,310
Singamas Container Holdings, Ltd. (b)	3,202,000	1,271,467
SKF AB (b)	78,874	2,281,974
Snap-on, Inc.	24,319	1,519,451
Timken Co.	57,822	2,914,229
Trelleborg AB (b)	277,536	3,084,611
		25,148,125
Marine - 0.27%
Nippon Yusen KK (b)	341,000	1,262,257
Media - 3.18%
Cinemark Holdings, Inc.	161,811	3,351,106
Daiichikosho Co., Ltd. (b)	201,700	3,262,076
ProSiebenSat.1 Media AG (b)	164,598	4,666,450
TV Azteca SAB de CV (b)	4,367,400	3,562,256
		14,841,888
Oil, Gas & Consumable Fuels - 6.37%
Chevron Corp.	29,539	3,037,791
China Petroleum & Chemical Corp. - ADR	12,397	1,257,552
ConocoPhillips	44,516	3,347,158
Hess Corp.	34,299	2,564,193
Marathon Oil Corp.	59,819	3,151,265
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	1,147,002	1,760,565
PTT PCL (b)	128,800	1,404,329
Repsol YPF SA (b)	85,650	2,973,493
Royal Dutch Shell PLC - ADR	44,249	3,147,431
Sasol, Ltd. - ADR	27,107	1,433,689
Statoil ASA - ADR	119,801	3,048,935
Suncor Energy, Inc. (b)	66,121	2,585,331
		29,711,732
Paper & Forest Products - 0.20%
China Forestry Holdings Co., Ltd. (b)(d)(f)	2,484,000	941,671
Real Estate Investment Trusts (REITs) - 3.96%
American Capital Agency Corp.	155,403	4,523,781
Annaly Capital Management, Inc.	259,517	4,681,687
Anworth Mortgage Asset Corp.	638,725	4,796,825
MFA Financial, Inc.	552,252	4,440,106
		18,442,399
Semiconductors & Semiconductor Equipment - 4.93%
Amkor Technology, Inc. (a)	234,738	1,448,333
ASM International NV (b)	46,814	1,846,885
ASM Pacific Technology, Ltd. (b)	115,100	1,576,733
Dainippon Screen Manufacturing Co., Ltd. (b)	341,000	2,888,790
Entegris, Inc. (a)	201,522	2,039,403
GT Solar International, Inc. (a)	158,815	2,572,803
Lam Research Corp. (a)	32,134	1,422,893
MKS Instruments, Inc.	104,142	2,751,432
Novellus Systems, Inc. (a)	39,432	1,425,072
SMA Solar Technology AG (b)	16,964	1,889,809
Teradyne, Inc. (a)	94,933	1,405,008
Veeco Instruments, Inc. (a)	35,530	1,720,007
		22,987,168
Trading Companies & Distributors - 4.94%
Applied Industrial Technologies, Inc.	80,802	2,877,359
BayWa AG (b)	63,185	2,640,726
Hanwa Co., Ltd. (b)	712,000	3,139,681
JFE Shoji Holdings, Inc. (b)	639,842	3,115,559
LG International Corp. (b)	37,930	1,932,648
Nagase & Co., Ltd. (b)	237,000	2,905,646
Toyota Tsusho Corp. (b)	170,500	2,907,850
WESCO International, Inc. (a)	64,609	3,494,701
		23,014,170
Water Utilities - 3.33%
American Water Works Co., Inc.	81,840	2,410,188
Beijing Enterprises Water Group, Ltd. (a)(b)	5,762,000	1,584,574
Cia de Saneamento Basico do Estado de Sao Paulo (b)	89,000	2,640,374
Cia de Saneamento de Minas Gerais-COPASA (b)	149,297	2,994,263
Guangdong Investment, Ltd. (b)	3,588,000	1,918,100
Hyflux, Ltd. (b)	1,149,000	1,861,524
Severn Trent PLC (b)	89,076	2,104,417
		15,513,440
Wireless Telecommunication Services - 0.69%
M1, Ltd. (b)	771,000	1,588,073
Mobistar SA (b)	21,057	1,599,474
		3,187,547
TOTAL COMMON STOCKS (Cost $288,934,390)		$326,838,142

INVESTMENT COMPANIES - 8.69%
Exchange Traded Funds - 5.10%
iShares Barclays Intermediate Credit Bond Fund	106,650	$11,368,986
iShares iBoxx Investment Grade Corporate Bond Fund	26,482	2,916,463
iShares JPMorgan USD Emerging Markets Bond Fund	22,685	2,479,924
PowerShares Build America Bond Portfolio	86,319	2,243,424
PowerShares Emerging Markets Sovereign Debt Portfolio	91,531	2,479,575
WisdomTree Emerging Markets Local Debt Fund	42,876	2,294,723
		23,783,095
Mutual Funds - 3.59%
Advent Claymore Global Convertible Securities & Income Fund	287,108	2,598,328
Fidelity Floating Rate High Income Fund	674,883	6,613,853
RidgeWorth Seix Floating Rate High Income Fund	841,973	7,518,815
		16,730,996
TOTAL INVESTMENT COMPANIES (Cost $39,332,141)		$40,514,091

	Troy Ounces	Fair Value
PRECIOUS METALS - 4.94%
Gold Bullion (a)(g)	12,078	$18,167,124
Silver (a)(g)	140,000	4,883,200
TOTAL PRECIOUS METALS (Cost $17,189,163)		$23,050,324

	Principal Amount	Fair Value
UNITED STATES TREASURY OBLIGATIONS - 1.21%
United States Treasury Inflation Indexed Bonds -1.21%
1.250%, 04/15/2014	$5,313,600	$5,636,980
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,471,575)		$5,636,980

	Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 2.00.%
Commonwealth of Australia (b)
4.000%, 08/20/2020	AUD 2,538,800	$4,557,075
Republic of Brazil (b)
12.500%, 01/05/2022	BRL 5,951,000	4,766,443
TOTAL FOREIGN GOVERNMENT BONDS (Cost $8,146,556)		$9,323,518

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 6.01%
Money Market Funds - 6.01%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	27,997,718	$27,997,718
TOTAL SHORT-TERM INVESTMENTS (Cost $27,997,718)		$27,997,718

Total Investments (Cost $387,071,543) - 92.96%		$433,360,773
Other Assets in Excess of Liabilities - 7.04% (e)		32,839,828
TOTAL NET ASSETS - 100.00%		$466,200,601

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	A portion of the security is considered illiquid. The market value of these securities total $941,671, which represent
0.20% of total net assets. If a fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)	Trading was halted January 26, 2011.
(g)	The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Global Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.21%
Biotechnology - 0.21%
Basilea Pharmaceutica (b)	1,661	$121,303
Celgene Corp.	4,543	274,034
United Therapeutics Corp.	2,904	160,010
Vertex Pharmaceuticals, Inc.	5,751	298,994
Zeltia SA (b)	33,322	110,175
		964,516
Capital Markets - 0.26%
Greenhill & Co., Inc.	3,504	188,585
ICAP PLC (b)	28,507	216,409
kabu.com Securities Co., Ltd. (b)	71,500	219,371
Lazard, Ltd. Class - A (b)	5,599	207,723
Monex Group, Inc. (b)	772	153,336
The Charles Schwab Corp.	13,459	221,401
		1,206,825
Commercial Banks - 0.33%
Bank Of Kyoto, Ltd. (b)	30,000	275,387
BB&T Corp.	6,908	185,411
FirstMerit Corp.	9,285	153,295
Hancock Holding Co.	5,145	159,392
Hiroshima Bank (b)	40,000	173,902
Investors Bancorp, Inc.	13,535	192,197
SVB Financial Group	3,542	211,493
Valley National Bancorp	13,276	180,687
		1,531,764
Diversified Consumer Services - 0.03%
Sotheby's	3,790	164,865
Food Products - 0.38%
BRF-Brasil Foods SA - ADR	18,634	322,927
Grupo Bimbo SAB de CV (b)	137,000	317,095
Kagome Co., Ltd. (b)	14,900	271,515
Kerry Group PLC (b)	8,109	335,317
Tate & Lyle PLC (b)	33,462	330,823
Want Want China Holdings, Ltd. (b)	187,000	181,432
		1,759,109
Health Care Equipment & Supplies - 0.21%
Align Technology, Inc.	13,202	301,006
Cochlear, Ltd. (b)	3,603	278,236
Edwards Lifesciences Corp.	2,752	239,919
HeartWare International, Inc.	2,399	177,718
		996,879
Household Products - 0.42%
Church & Dwight, Inc.	7,044	285,564
Clorox Co.	3,039	204,950
Colgate-Palmolive Co.	3,529	308,470
Henkel AG & Co. KGaA (b)	4,618	320,577
Kimberly-Clark Corp.	1,731	115,215
Kimberly-Clark de Mexico SAB de CV (b)	30,900	203,211
Procter & Gamble Co.	1,693	107,624
PZ Cussons PLC (b)	17,963	102,634
Reckitt Benckiser Group PLC (b)	1,948	107,550
Spectrum Brands Holdings, Inc.	3,367	107,744
Unicharm Corp. (b)	2,700	117,720
		1,981,259
Independent Power Producers & Energy Traders - 0.26%
Calpine Corp.	15,025	242,353
Edison SpA (b)	220,875	279,305
EDP Renovaveis SA (b)	33,110	218,419
Electric Power Development Co., Ltd. (b)	7,700	208,031
The AES Corp.	19,191	244,493
		1,192,601
Media - 0.33%
Axel Springer AG (b)	2,790	137,805
Informa PLC (b)	20,707	143,603
Lagardere SCA (b)	3,580	151,256
Morningstar, Inc.	3,885	236,130
Rightmove PLC (b)	7,525	143,961
Thomson Reuters Corp.	6,186	232,252
Valassis Communications, Inc.	8,058	244,158
John Wiley & Sons, Inc.	4,606	239,558
		1,528,723
Metals & Mining - 0.06%
Nucor Corp.	7,056	290,848
Personal Products - 0.34%
Avon Products, Inc.	3,652	102,256
Beiersdorf AG (b)	3,542	229,857
Dr Ci:Labo Co., Ltd. (b)	26	132,737
The Estee Lauder Companies, Inc.	2,231	234,679
Hengan International Group Co., Ltd. (b)	17,000	152,486
Kao Corp. (b)	5,700	149,394
Kobayashi Pharmaceutical Co., Ltd. (b)	2,400	120,440
L'Oreal SA(b)	909	118,057
Oriflame Cosmetics SA (b)	4,220	207,691
Shiseido Co., Ltd. (b)	8,000	148,960
		1,596,557
Road & Rail - 0.47%
Asciano, Ltd. (b)	140,000	246,257
Canadian Pacific Railway, Ltd. (b)	4,000	249,551
Con-way, Inc.	6,184	240,001
Firstgroup PLC (b)	46,000	251,679
Genesee & Wyoming, Inc. - Class A	4,001	234,619
Heartland Express, Inc.	14,437	239,077
National Express Group PLC (b)	60,000	243,825
SMRT Corp., Ltd. (b)	150,000	235,692
Stagecoach Group PLC (b)	60,000	245,847
		2,186,548
Software - 0.47%
Aspen Technology, Inc.	12,783	219,612
Aveva Group PLC (b)	11,220	308,470
Capcom Co., Ltd. (b)	18,000	413,862
Dassault Systemes SA (b)	3,783	322,080
NICE Systems, Ltd. - ADR	5,006	182,018
QLIK Technologies, Inc.	6,964	237,194
RealPage, Inc.	5,910	156,438
Red Hat, Inc.	3,753	172,263
SuccessFactors, Inc.	5,407	158,966
		2,170,903
Thrifts & Mortgage Finance - 0.44%
Aareal Bank AG (b)	9,396	322,043
Astoria Financial Corp.	21,360	273,194
Capitol Federal Financial, Inc.	19,116	224,804
First Niagara Financial Group, Inc.	16,369	216,071
MGIC Investment Corp.	23,532	140,015
Northwest Bancshares, Inc.	22,349	281,150
People's United Financial, Inc.	25,022	336,296
TFS Financial Corp.	27,333	264,584
		2,058,157
TOTAL COMMON STOCKS (Proceeds $19,063,951)		19,629,554

INVESTMENT COMPANIES - 2.29%
Exchange Traded Funds - 2.29%
iShares MSCI EAFE Index Fund	27,392	1,647,355
iShares MSCI Emerging Markets Index Fund	25,449	1,211,372
iShares Russell 2000 Index Fund	85,549	7,083,457
SPDR S&P 500 ETF Trust	5,515	727,815
TOTAL INVESTMENT COMPANIES (Proceeds $10,332,329)		$10,669,999

UNITED STATES TREASURY OBLIGATIONS - 1.94%	Principal Amount
United States Treasury Strips
8.00%, 11/15/2021	$13,000,000	$9,026,537
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $9,054,620)		$9,026,537

TOTAL SECURITIES SOLD SHORT
(Proceeds $38,450,900) - 8.44%		$39,326,090

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Global Fund
Cost of investments	$387,313,658
Gross unrealized appreciation	$52,713,627
Gross unrealized depreciation	(6,666,512)
Net unrealized appreciation	$46,047,115

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$325,896,471	$941,671	(1)	$-	$326,838,142
Exchange Traded Funds	23,783,095	-		-	23,783,095
Mutual Funds	2,598,328	14,132,668			16,730,996
Precious Metals	-	23,050,324		-	23,050,324
United States Treasury Obligations	-	5,636,980		-	5,636,980
Foreign Government Bonds	-	9,323,518		-	9,323,518
Money Market Funds	27,997,718	-		-	27,997,718

Total Investments in Securities	$380,275,612	$53,085,161		$-	$433,360,773

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$19,629,554	$-		$-	$19,629,554
Exchange Traded Funds - Short	10,669,999	-		-	10,669,999
United States Treasury Obligations - Short	-	9,026,537		-	9,026,537

Total Securities Sold Short	$30,299,553	$9,026,537		$-	$39,326,090

(1) The common stock Level 2 balance consists of the market value of the associated Level 2 investments in Paper & Forest Products.

The Fund did not invest in any Level 3 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Transfers out of Level 1	$941,671
Transfers into Level 2	941,671

The security transferred into Level 2 when trading halted on January 26, 2011.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 97.77%
Beverages - 0.50%
Coca-Cola Femsa SAB de CV - ADR	1,489	$138,492
Capital Markets - 4.19%
Credit Suisse Group AG - ADR	10,188	397,536
Deutsche Bank AG (b)	7,289	431,800
UBS AG (a)(b)	18,861	344,402
		1,173,738
Diversified Financial Services - 6.61%
Bank of America Corp.	32,812	359,619
Citigroup, Inc. (a)	11,312	471,032
ING Groep N.V. - ADR (a)	41,302	510,906
JPMorgan Chase & Co.	12,409	508,024
		1,849,581
Electronic Equipment, Instruments & Components - 8.88%
Anixter International, Inc.	2,978	194,583
Arrow Electronics, Inc. (a)	4,728	196,212
Avnet, Inc. (a)	5,382	171,578
Fabrinet (a)(b)	1,829	44,408
Flextronics International, Ltd. (a)(b)	32,054	205,787
IPG Photonics Corp. (a)	2,508	182,357
Jabil Circuit, Inc.	14,316	289,183
Molex, Inc.	10,476	269,966
Plexus Corp. (a)	2,691	93,674
SYNNEX Corp. (a)	2,273	72,054
TE Connectivity, Ltd. (b)	9,378	344,735
Tech Data Corp. (a)	2,273	111,127
Trimble Navigation, Ltd. (a)	2,900	114,956
TTM Technologies, Inc. (a)	12,095	193,762
		2,484,382
Energy Equipment & Services - 10.19%
Atwood Oceanics, Inc. (a)	6,897	304,365
Ensco PLC - ADR	5,277	281,264
Helmerich & Payne, Inc.	7,863	519,901
Noble Corp. (b)	8,177	322,256
Patterson-UTI Energy, Inc.	12,853	406,283
Precision Drilling Corp. (a)(b)	16,563	237,845
Rowan Companies, Inc. (a)	9,927	385,267
Seadrill Ltd. (b)	7,001	246,995
Transocean, Ltd. (b)	2,273	146,745
		2,850,921
Health Care Providers & Services - 23.79%
Aetna, Inc.	16,824	741,770
AMERIGROUP Corp. (a)	12,670	892,855
CIGNA Corp.	15,126	777,930
Coventry Health Care, Inc. (a)	25,079	914,631
Healthspring, Inc. (a)	13,767	634,797
Humana, Inc. (a)	10,084	812,165
Magellan Health Services, Inc. (a)	6,165	337,472
UnitedHealth Group, Inc.	16,798	866,441
WellPoint, Inc.	8,621	679,076
		6,657,137
Insurance - 7.24%
Aegon NV - ADR (a)	13,767	93,615
American Equity Investment Life Holding Co.	6,035	76,705
CNO Financial Group, Inc. (a)	24,635	194,863
Delphi Financial Group, Inc. - Class A	2,508	73,259
Lincoln National Corp.	9,849	280,598
MetLife, Inc.	4,833	212,024
Prudential Financial, Inc.	7,837	498,355
Sun Life Financial, Inc. (b)	10,319	310,395
Torchmark Corp.	4,441	284,846
		2,024,660
Leisure Equipment & Products - 0.87%
Polaris Industries, Inc.	2,194	243,907
Machinery - 0.64%
Cummins, Inc.	1,724	178,417
Metals & Mining - 9.57%
Alcoa, Inc.	46,474	737,078
Allegheny Technologies, Inc.	3,092	196,249
Aluminum Corp of China Ltd. - ADR	6,244	135,557
Century Aluminum Co. (a)	12,801	200,336
Cliffs Natural Resources, Inc.	2,528	233,713
Kaiser Aluminum Corp.	4,206	229,732
Noranda Aluminum Holding Corp. (a)	7,341	111,143
POSCO - ADR	1,029	111,770
Reliance Steel & Aluminum Co.	2,172	107,840
Schnitzer Steel Industries Inc.	2,485	143,136
Steel Dynamics, Inc.	6,660	108,225
Vale SA - ADR	11,359	362,920
		2,677,699
Multiline Retail - 8.30%
Dillards, Inc. - Class A	9,796	510,763
JC Penney Co., Inc.	11,103	383,498
Kohl's Corp.	8,804	440,288
Macy's, Inc.	18,835	550,735
Nordstrom, Inc.	9,326	437,763
		2,323,047
Oil, Gas & Consumable Fuels - 1.08%
Occidental Petroleum Corp.	2,900	301,716
Pharmaceuticals - 12.44%
AstraZeneca PLC - ADR	4,807	240,686
Bristol-Myers Squibb Co.	8,752	253,458
Eli Lilly & Co.	6,453	242,181
Endo Pharmaceuticals Holdings, Inc. (a)	5,434	218,284
Forest Laboratories, Inc. (a)	8,818	346,900
Jazz Pharmaceuticals, Inc. (a)	4,367	145,639
Johnson & Johnson	4,154	276,324
Medicines Co. (a)	4,702	77,630
Medicis Pharmaceutical Corp. - Class A	4,519	172,490
Merck & Co., Inc.	6,740	237,855
Novartis AG - ADR	4,441	271,390
Pfizer, Inc.	13,219	272,311
Questcor Pharmaceuticals, Inc. (a)	2,508	60,443
Shire PLC - ADR	2,482	233,829
Viropharma, Inc. (a)	5,878	108,743
Watson Pharmaceuticals, Inc. (a)	4,693	322,550
		3,480,713
Specialty Retail - 1.24%
Best Buy Co., Inc.	8,229	258,473
DSW, Inc. - Class A (a)	1,776	89,883
		348,356
Textiles, Apparel & Luxury Goods - 0.78%
Fossil, Inc. (a)	1,855	218,371
Tobacco - 1.17%
Philip Morris International, Inc.	4,911	327,907
Transportation Infrastructure - 0.28%
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,306	76,976
TOTAL COMMON STOCKS (Cost $23,623,378)		$27,356,020

PREFERRED STOCKS - 0.50%
Metals & Mining - 0.50%
Gerdau SA - ADR	13,453	$141,525
TOTAL PREFERRED STOCKS (Cost $135,695)		$141,525

SHORT-TERM INVESTMENTS - 1.45%
Money Market Funds - 1.45%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	406,287	$406,287
TOTAL SHORT-TERM INVESTMENTS (Cost $406,287)		$406,287

Total Investments (Cost $24,165,360) - 99.72%		$27,903,832
Other Assets in Excess of Liabilities - 0.28%		77,109
TOTAL NET ASSETS - 100.00%		$27,980,941

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$24,249,872
Gross unrealized appreciation	$4,423,549
Gross unrealized depreciation	(769,589)
Net unrealized appreciation	$3,653,960

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$27,356,020	$-	$-	$27,356,020
Preferred Stocks	141,525	$-	$-	141,525
Money Market Funds	406,287	-	-	406,287

Total Investments in Securities	$27,903,832	$-	$-	$27,903,832

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.62%
Auto Components - 10.52%
Autoliv, Inc. (b)	4,559	$357,654
Cheng Shin Rubber Industry Co., Ltd. (b)	166,250	477,505
Halla Climate Control Corp. (b)	9,190	221,218
Johnson Controls, Inc.	8,671	361,234
Keihin Corp. (b)	14,500	304,931
Lear Corp.	7,019	375,376
Leoni AG (b)	3,120	184,825
Minth Group, Ltd. (b)	206,000	333,022
Plastic Omnium SA (b)	14,739	479,844
TRW Automotive Holdings Corp. (a)	8,361	493,550
		3,589,159
Automobiles - 8.52%
Dongfeng Motor Group Co., Ltd. (b)	202,000	381,587
DRB-Hicom Bhd (b)	221,700	166,670
Ford Otomotiv Sanayi AS (b)	20,541	176,554
Fuji Heavy Industries, Ltd. (b)	42,000	324,502
Honda Motor Co., Ltd. (b)	8,700	333,389
Hyundai Motor Co. (b)	1,641	364,274
Peugeot SA (b)	3,948	176,738
Thor Industries, Inc.	8,924	257,368
Tofas Turk Otomobil Fabrikasi AS (b)	63,273	288,490
Volkswagen AG (b)	2,382	437,657
		2,907,229
Chemicals - 15.40%
Arkema SA (b)	3,572	367,726
Ashland, Inc.	5,532	357,478
BASF SE (b)	2,389	234,091
Cabot Corp.	8,370	333,712
China Petrochemical Development Corp. (a)(b)	292,000	333,441
The Dow Chemical Co.	5,185	186,660
Eastman Chemical Co.	2,046	208,835
El du Pont de Nemours & Co.	3,056	165,177
Fuchs Petrolub AG (b)	6,138	341,712
Fufeng Group, Ltd. (b)	202,000	130,830
Hanwha Chemical Corp. (b)	5,120	241,697
Hanwha Corp. (b)	3,455	157,759
Hyosung Corp. (b)	2,063	177,384
Kemira OYJ (b)	10,929	189,234
Lanxess AG (b)	2,921	239,753
Mitsubishi Chemical Holdings Corp. (b)	25,500	179,914
Olin Corp.	14,732	333,827
Sinopec Shanghai Petrochemical Co., Ltd. (b)	348,000	156,074
Solutia, Inc. (a)	7,138	163,103
Taekwang Industrial Co., Ltd. (b)	101	156,091
Taiwan Prosperity Chemical Corp. (b)	39,000	158,860
USI Corp. (b)	248,000	285,355
Westlake Chemical Corp.	3,008	156,115
		5,254,828
Consumer Finance - 6.90%
Capital One Financial Corp.	7,192	371,611
Cash America International, Inc.	6,921	400,518
Credit Acceptance Corp. (a)	4,979	420,576
Discover Financial Services	18,160	485,780
International Personal Finance PLC (b)	37,382	220,727
Provident Financial PLC (b)	8,543	132,038
Samsung Card Co. (b)	5,965	322,931
		2,354,181
Food Products - 6.31%
Archer-Daniels-Midland Co.	10,522	317,238
Bunge, Ltd.	4,537	312,826
Charoen Pokphand Indonesia Tbk PT (b)	1,472,000	341,587
Cosan SA Industria e Comercio (b)	23,400	368,847
Golden Agri-Resources, Ltd. (b)	590,000	326,630
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	1,198,000	324,803
Tradewinds Malaysia Bhd (b)	46,200	159,432
		2,151,363
Industrial Conglomerates - 3.30%
Alfa S.A.B. de CV - Class A (b)	33,800	503,745
Carlisle Companies, Inc.	6,623	326,050
Jardine Strategic Holdings, Ltd. (b)	5,500	168,300
NWS Holdings, Ltd. (b)	96,097	128,678
		1,126,773
Insurance - 4.35%
Arch Capital Group, Ltd. (a)(b)	10,581	337,746
Endurance Specialty Holdings, Ltd. (b)	6,723	277,862
Montpelier Re Holdings, Ltd. (b)	15,973	287,514
PartnerRe, Ltd. (b)	4,005	275,744
Transatlantic Holdings, Inc.	6,244	306,018
		1,484,884
Machinery - 7.95%
Dover Corp.	3,988	270,386
Eaton Corp.	4,935	253,906
Ebara Corp. (b)	31,000	181,753
Fuji Machine Manufacturing Co., Ltd. (b)	6,500	138,793
IHI Corp. (b)	69,000	177,417
Melrose PLC (b)	30,844	179,202
Mueller Industries, Inc.	8,438	319,884
Singamas Container Holdings, Ltd. (b)	348,000	138,186
SKF AB (b)	8,551	247,397
Snap-on, Inc.	2,636	164,697
Timken Co.	6,122	308,549
Trelleborg AB (b)	29,880	332,094
		2,712,264
Marine - 0.40%
Nippon Yusen KK (b)	37,000	136,960
Media - 4.77%
Cinemark Holdings, Inc.	17,542	363,295
Daiichikosho Co., Ltd. (b)	21,900	354,186
ProSiebenSat.1 Media AG (b)	17,844	505,888
TV Azteca SAB de CV (b)	496,400	404,887
		1,628,256
Oil, Gas & Consumable Fuels - 9.49%
Chevron Corp.	3,202	329,294
China Petroleum & Chemical Corp. - ADR	1,344	136,335
ConocoPhillips	4,826	362,867
Hess Corp.	3,718	277,958
Marathon Oil Corp.	6,485	341,630
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	129,633	198,977
PTT Public Company Limited (b)	14,800	161,367
Repsol YPF SA (b)	9,286	322,380
Royal Dutch Shell PLC - ADR	4,797	341,211
Sasol, Ltd. - ADR	2,939	155,444
Statoil ASA - ADR	12,988	330,544
Suncor Energy, Inc. (b)	7,168	280,269
		3,238,276
Paper & Forest Products - 0.13%
China Forestry Holdings Co., Ltd. (b)(d)(e)	116,000	43,975
Semiconductors & Semiconductor Equipment - 7.29%
Amkor Technology, Inc. (a)	25,448	157,014
ASM International NV (b)	5,075	200,217
ASM Pacific Technology, Ltd. (b)	12,200	167,125
Dainippon Screen Manufacturing Co., Ltd. (b)	37,000	313,446
Entegris, Inc. (a)	21,847	221,092
GT Solar International, Inc. (a)	17,217	278,915
Lam Research Corp. (a)	3,484	154,271
MKS Instruments, Inc.	11,290	298,282
Novellus Systems, Inc. (a)	4,212	152,222
SMA Solar Technology AG (b)	1,839	204,867
Teradyne, Inc. (a)	10,292	152,322
Veeco Instruments, Inc. (a)	3,852	186,475
		2,486,248
Trading Companies & Distributors - 7.35%
Applied Industrial Technologies, Inc.	8,760	311,944
BayWa AG (b)	6,850	286,286
Hanwa Co., Ltd. (b)	77,000	339,544
JFE Shoji Holdings, Inc. (b)	69,000	335,979
LG International Corp. (b)	4,370	222,665
Nagase & Co., Ltd. (b)	26,000	318,763
Toyota Tsusho Corp. (b)	18,500	315,514
WESCO International, Inc. (a)	7,004	378,846
		2,509,541
Water Utilities - 4.92%
American Water Works Co., Inc.	8,872	261,280
Beijing Enterprises Water Group, Ltd. (a)(b)	614,000	168,853
Cia de Saneamento Basico do Estado de Sao Paulo (b)	9,700	287,771
Cia de Saneamento de Minas Gerais-COPASA (b)	16,122	323,339
Guangdong Investment, Ltd. (b)	390,000	208,489
Hyflux, Ltd. (b)	124,500	201,706
Severn Trent PLC (b)	9,657	228,146
		1,679,584
Wireless Telecommunication Services - 1.02%
M1, Ltd. (b)	84,000	173,020
Mobistar SA (b)	2,283	173,415
		346,435
TOTAL COMMON STOCKS (Cost $31,301,329)		$33,649,956

SHORT-TERM INVESTMENTS - 1.65%
Money Market Funds - 1.65%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	562,001	$562,001
TOTAL SHORT-TERM INVESTMENTS (Cost $562,001)		$562,001

Total Investments (Cost $31,863,330) - 100.27%		$34,211,957
Liabilities in Excess of Other Assets - (0.27)%		(90,640)
TOTAL NET ASSETS - 100.00%		$34,121,317

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	A portion of the security is considered illiquid. The market value of these securities total $43,975, which represent
0.13% of total net assets. If a fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	Trading was halted January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$31,894,308
Gross unrealized appreciation	$3,427,589
Gross unrealized depreciation	(1,109,940)
Net unrealized appreciation	$2,317,649

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$33,605,981	$43,975	(1)	$-	$33,649,956
Money Market Funds	562,001	-		-	562,001

Total Investments in Securities	$34,167,982	$43,975		$-	$34,211,957

(1) The common stock Level 2 balance consists of the market value of the associated Level 2 investments in Paper & Forest Products.

The Fund did not invest in any Level 3 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Transfers out of Level 1	$43,975
Transfers into Level 2	43,975

The security transferred into Level 2 when trading halted on January 26, 2011.

Leuthold Global Clean Technology Fund
Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 92.48%
Aerospace & Defense - 3.74%
ITT Corp.	15,931	$938,814
Auto Components - 2.07%
Tenneco, Inc. (a)	11,780	519,145
Chemicals - 6.29%
Cereplast, Inc. (a)	155,343	689,723
LSB Industries, Inc. (a)	2,764	118,631
OM Group, Inc. (a)	6,319	256,804
Umicore SA (b)	9,411	513,280
		1,578,438
Commercial Services & Supplies - 5.79%
BWT AG (b)	8,649	230,467
Clean Harbors, Inc. (a)	9,620	993,265
Newalta Corp. (b)	18,062	227,168
		1,450,900
Computers & Peripherals - 3.11%
Intevac, Inc. (a)	76,454	780,595
Construction & Engineering - 5.00%
Abengoa SA (b)	25,929	786,052
Insituform Technologies, Inc. - Class A (a)	17,769	372,616
Layne Christensen Co. (a)	3,150	95,571
		1,254,239
Diversified Financial Services - 6.52%
World Energy Solutions, Inc. (a)	388,954	1,633,607
Electrical Equipment - 1.29%
Areva SA (a)(b)	7,030	262,154
Vestas Wind Systems A/S (a)(b)	2,615	60,756
		322,910
Electronic Equipment, Instruments & Components - 6.32%
5N Plus, Inc. (a)(b)	74,851	697,714
Horiba, Ltd. (b)	24,500	791,255
LPKF Laser & Electronics (b)	4,866	96,783
		1,585,752
Food Products - 3.02%
Cosan, Ltd. (b)	61,560	756,572
Independent Power Producers & Energy Traders - 5.77%
Iberdrola Renovables SA (b)	180,825	798,737
U.S. Geothermal, Inc. (a)	927,295	649,106
		1,447,843
Machinery - 16.05%
CLARCOR, Inc.	17,053	806,266
ESCO Technologies, Inc.	25,906	953,341
KSB AG (b)	1,102	875,745
Kurita Water Industries, Ltd. (b)	10,100	300,096
Meyer Burger Technology AG (a)(b)	15,862	700,890
Pall Corp.	6,911	388,605
		4,024,943
Metals & Mining - 2.83%
Uranium Participation Corp. (a)(b)	107,613	709,647
Multi-Utilities - 0.86%
Suez Environnement Co. (b)	10,802	215,467
Oil, Gas & Consumable Fuels - 6.02%
Green Plains Renewable Energy, Inc. (a)	75,930	819,285
Uranium Energy Corp. (a)	225,296	689,406
		1,508,691
Paper & Forest Products - 1.47%
Deltic Timber Corp.	6,873	369,011
Semiconductors & Semiconductor Equipment - 15.76%
Aixtron SE (b)	3,130	106,803
Epistar Corp. (b)	100,000	296,621
First Solar, Inc. (a)	5,193	686,878
GT Solar International, Inc. (a)	23,958	388,120
JinkoSolar Holding Co., Ltd. - ADR (a)	27,664	733,649
Manz AG (a)(b)	12,756	608,776
Phoenix Solar AG (b)	2,050	51,281
SMA Solar Technology AG (b)	690	76,867
Taiwan Surface Mounting Technology Co., Ltd. (b)	138,000	411,259
Trina Solar, Ltd. - ADR (a)	26,360	590,991
		3,951,245
Water Utilities - 0.57%
Hyflux, Ltd. (b)	88,000	142,571
TOTAL COMMON STOCKS (Cost $22,453,242)		$23,190,390

PREFERRED STOCKS - 3.51%
Electric Utilities - 3.51%
Cia Energetica de Minas Gerais - ADR	42,605	879,367
TOTAL PREFERRED STOCKS (Cost $723,665)		$879,367

WARRANTS - 0.0%	Number of Warrants	Fair Value
Cereplast, Inc.
Expiration: December 10, 2015, Exercise Price: $4.44 (a)	107,000	$-
TOTAL WARRANTS (Cost $0)		$-

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.16%
Money Market Funds - 5.16%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	1,294,378	$1,294,378
TOTAL SHORT-TERM INVESTMENTS (Cost $1,294,378)		$1,294,378

Total Investments (Cost $24,471,285) - 101.15%		$25,364,135
Liabilities in Excess of Other Assets - (1.15)%		(287,490)
TOTAL NET ASSETS - 100.00%		$25,076,645

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Global Clean Technology Fund
Cost of investments	$24,509,513
Gross unrealized appreciation	$2,601,183
Gross unrealized depreciation	(1,746,561)
Net unrealized appreciation	$854,622

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$23,190,390	$-		$-	$23,190,390
Preferred Stocks	879,367	-		-	879,367
Warrants	-	-	(1)	-	-
Money Market Funds	1,294,378	-		-	1,294,378

Total Investments in Securities	$25,364,135	$-		$-	$25,364,135

(1) Warrants are valued at $0.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Hedged Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 45.56%
Beverages - 0.23%
Coca-Cola Femsa SAB de CV - ADR	195	$18,137
Capital Markets - 1.94%
Credit Suisse Group AG - ADR	1,334	52,053
Deutsche Bank AG (b)	955	56,574
UBS AG (a)(b)	2,470	45,102
		153,729
Diversified Financial Services - 3.05%
Bank of America Corp.	4,298	47,106
Citigroup, Inc. (a)	1,482	61,710
ING Groep N.V. - ADR (a)	5,410	66,922
JPMorgan Chase & Co.	1,625	66,528
		242,266
Electronic Equipment, Instruments & Components - 4.10%
Anixter International, Inc.	390	25,483
Arrow Electronics, Inc. (a)	619	25,688
Avnet, Inc. (a)	705	22,475
Fabrinet (a)(b)	240	5,827
Flextronics International, Ltd. (a)(b)	4,199	26,958
IPG Photonics Corp. (a)	328	23,849
Jabil Circuit, Inc.	1,875	37,875
Molex, Inc.	1,372	35,356
Plexus Corp. (a)	352	12,253
SYNNEX Corp. (a)	298	9,447
TE Connectivity, Ltd. (b)	1,228	45,141
Tech Data Corp. (a)	298	14,569
Trimble Navigation, Ltd. (a)	381	15,103
TTM Technologies, Inc. (a)	1,584	25,376
		325,400
Energy Equipment & Services - 4.71%
Atwood Oceanics, Inc. (a)	903	39,849
Ensco PLC - ADR	691	36,830
Helmerich & Payne, Inc.	1,030	68,104
Noble Corp. (b)	1,071	42,208
Patterson-UTI Energy, Inc.	1,683	53,200
Precision Drilling Corp. (a)(b)	2,169	31,147
Rowan Companies, Inc. (a)	1,300	50,453
Seadrill Ltd. (b)	917	32,352
Transocean, Ltd. (b)	298	19,239
		373,382
Health Care Providers & Services - 11.00%
Aetna, Inc.	2,204	97,175
AMERIGROUP Corp. (a)	1,660	116,980
CIGNA Corp.	1,981	101,883
Coventry Health Care, Inc. (a)	3,285	119,804
Healthspring, Inc. (a)	1,803	83,136
Humana, Inc. (a)	1,321	106,393
Magellan Health Services, Inc. (a)	808	44,230
UnitedHealth Group, Inc.	2,200	113,476
WellPoint, Inc.	1,129	88,931
		872,008
Insurance - 3.34%
Aegon NV - ADR (a)	1,803	12,260
American Equity Investment Life Holding Co.	790	10,041
CNO Financial Group, Inc. (a)	3,227	25,525
Delphi Financial Group, Inc. - Class A	328	9,581
Lincoln National Corp.	1,290	36,752
MetLife, Inc.	633	27,770
Prudential Financial, Inc.	1,027	65,307
Sun Life Financial, Inc. (b)	1,352	40,668
Torchmark Corp.	582	37,330
		265,234
Leisure Equipment & Products - 0.40%
Polaris Industries, Inc.	287	31,906
Machinery - 0.29%
Cummins, Inc.	226	23,389
Metals & Mining - 4.66%
Alcoa, Inc.	6,088	96,556
Allegheny Technologies, Inc.	450	28,561
Aluminum Corp. of China, Ltd. - ADR	817	17,737
Century Aluminum Co. (a)	1,677	26,245
Cliffs Natural Resources, Inc.	366	33,837
Kaiser Aluminum Corp.	560	30,587
Noranda Aluminum Holding Corp. (a)	961	14,549
POSCO - ADR	151	16,402
Reliance Steel & Aluminum Co.	322	15,987
Schnitzer Steel Industries Inc.	366	21,082
Steel Dynamics, Inc.	985	16,006
Vale SA - ADR	1,623	51,855
		369,404
Multiline Retail - 3.84%
Dillard's, Inc. - Class A	1,283	66,896
JC Penney Co., Inc.	1,454	50,221
Kohl's Corp.	1,153	57,661
Macy's, Inc.	2,467	72,135
Nordstrom, Inc.	1,222	57,361
		304,274
Oil, Gas & Consumable Fuels - 0.50%
Occidental Petroleum Corp.	380	39,535
Pharmaceuticals - 5.89%
AstraZeneca PLC - ADR	630	31,544
Bristol-Myers Squibb Co.	1,146	33,188
Eli Lilly & Co.	845	31,713
Endo Pharmaceuticals Holdings, Inc. (a)	712	28,601
Forest Laboratories, Inc. (a)	1,265	49,765
Jazz Pharmaceuticals, Inc. (a)	647	21,577
Johnson & Johnson	544	36,187
Medicines Co. (a)	616	10,170
Medicis Pharmaceutical Corp. - Class A	592	22,597
Merck & Co., Inc.	883	31,161
Novartis AG - ADR	582	35,566
Pfizer, Inc.	1,731	35,659
Questcor Pharmaceuticals, Inc. (a)	328	7,905
Shire PLC - ADR	325	30,618
Viropharma, Inc. (a)	770	14,245
Watson Pharmaceuticals, Inc. (a)	674	46,324
		466,820
Specialty Retail - 0.58%
Best Buy Co., Inc.	1,078	33,860
DSW, Inc. - Class A (a)	233	11,792
		45,652
Textiles, Apparel & Luxury Goods - 0.36%
Fossil, Inc. (a)	243	28,606
Tobacco - 0.54%
Philip Morris International, Inc.	643	42,933
Transportation Infrastructure - 0.13%
Grupo Aeroportuario del Sureste SAB de CV - ADR	171	10,079
TOTAL COMMON STOCKS (Cost $3,197,627)		$3,612,754

PREFERRED STOCKS - 0.26%
Metals & Mining - 0.26%
Gerdau SA - ADR	1,940	$20,409
TOTAL PREFERRED STOCKS (Cost $19,649)		$20,409

INVESTMENT COMPANIES - 1.48%
Exchange Traded Funds - 1.48%
SPDR S&P 500 ETF Trust	890	$117,453
TOTAL INVESTMENT COMPANIES (Cost $117,462)		$117,453

SHORT-TERM INVESTMENTS - 2.79%
Money Market Funds - 2.79%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	221,092	$221,092
TOTAL SHORT-TERM INVESTMENTS (Cost $221,092)		$221,092

Total Investments (Cost $3,536,181) - 50.09%		$3,971,708
Other Assets in Excess of Liabilities - 49.91% (d)		3,957,752
TOTAL NET ASSETS - 100.00%		$7,929,460

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 48.45%
Aerospace & Defense - 0.27%
DigitalGlobe, Inc.	842	$21,395
Airlines - 1.50%
AMR Corp.	10,939	59,071
Delta Air Lines, Inc.	6,520	59,788
		118,859
Biotechnology - 0.62%
Onyx Pharmaceuticals, Inc.	1,391	49,102
Building Products - 1.93%
Masco Corp.	4,323	52,006
Simpson Manufacturing Co., Inc.	1,423	42,505
USG Corp.	4,063	58,263
		152,774
Capital Markets - 0.88%
Greenhill & Co., Inc.	645	34,714
Knight Capital Group, Inc.	3,205	35,319
		70,033
Commercial Banks - 1.61%
International Bancshares Corp.	1,246	20,846
Regions Financial Corp.	8,932	55,378
TCF Financial Corp.	3,754	51,805
		128,029
Commercial Services & Supplies - 0.87%
Covanta Holding Corp.	4,170	68,763
Communications Equipment - 0.78%
Ciena Corp.	2,328	42,789
Viasat, Inc.	443	19,168
		61,957
Construction & Engineering - 0.60%
The Shaw Group, Inc. (a)	1,573	47,520

Construction Materials - 1.40%
Cemex SAB de CV - ADR	4,162	35,795
Eagle Materials, Inc.	726	20,233
Vulcan Materials Co.	1,424	54,867
		110,895
Diversified Telecommunications - 0.53%
TW Telecom, Inc.	2,030	41,676
Electric Utilities - 0.36%
Korea Electric Power Corp. - ADR	2,153	28,570
Electronic Equipment, Instruments & Components - 1.13%
AU Optronics Corp. - ADR	4,761	32,756
LG Display Co., Ltd. - ADR	4,047	56,860
		89,616
Energy Equipment & Services - 0.51%
Exterran Holdings, Inc.	2,024	40,136
Health Care Equipment & Supplies - 0.53%
STERIS Corp.	1,206	42,186
Hotels, Restaurants & Leisure - 2.94%
Gaylord Entertainment Co.	1,733	51,990
Home Inns & Hotels Management, Inc. - ADR	1,468	55,843
MGM Resorts International	4,489	59,300
Orient-Express Hotels Ltd. (b)	1,639	17,619
Vail Resorts, Inc.	1,050	48,531
		233,283
Household Durables - 4.27%
D.R. Horton, Inc.	5,024	57,877
Lennar Corp. - Class A	3,235	58,715
MDC Holdings, Inc.	2,352	57,953
NVR, Inc.	82	59,489
Sony Corp. - ADR	2,403	63,415
Toll Brothers, Inc.	1,978	41,024
		338,473
Independent Power Producers & Energy Traders - 0.99%
Calpine Corp.	3,693	59,568
Ormat Technologies, Inc.	862	18,973
		78,541
Insurance - 3.18%
First American Financial Corp.	1,338	20,940
Manulife Financial Corp. (b)	3,688	65,130
Markel Corp.	48	19,047
Old Republic International Corp.	5,321	62,522
Platinum Underwriters Holdings Ltd. (b)	571	18,980
White Mountains Insurance Group, Ltd.	157	65,965
		252,584
Machinery - 0.88%
Meritor, Inc.	4,377	70,207
Media - 2.60%
DreamWorks Animation SKG, Inc. - Class A	1,977	39,738
Live Nation Entertainment, Inc.	3,734	42,829
New York Times Co.	7,811	68,112
Regal Entertainment Group	4,504	55,624
		206,303
Metals & Mining - 0.73%
AK Steel Holding Corp.	3,688	58,123
Oil, Gas & Consumable Fuels - 4.98%
Comstock Resources, Inc.	2,268	65,296
EOG Resources, Inc.	557	58,234
Inergy LP	1,054	37,269
InterOil Corp. (b)	945	55,292
McMoRan Exploration Co.	3,614	66,787
Range Resources Corp.	1,245	69,098
Teekay Corp. (b)	1,384	42,738
		394,714
Real Estate Investment Trusts (REITs) - 4.39%
Boston Properties, Inc.	655	69,535
Brandywine Realty Trust	5,110	59,225
Corporate Office Properties Trust	1,723	53,603
Douglas Emmett, Inc.	3,234	64,324
Healthcare Realty Trust, Inc.	1,785	36,825
Weingarten Realty Investors	2,558	64,359
		347,871
Semiconductors & Semiconductor Equipment - 3.14%
Advanced Micro Devices, Inc.	6,902	48,245
Cree, Inc.	1,562	52,467
PMC-Sierra, Inc.	8,084	61,196
Rambus, Inc.	2,076	30,476
Silicon Laboratories, Inc.	1,378	56,856
		249,240
Software - 1.99%
Aspen Technology, Inc.	1,245	21,389
Concur Technologies, Inc.	758	37,953
Pegasystems, Inc.	1,071	49,855
SolarWinds, Inc.	1,866	48,778
		157,975
Thrifts & Mortgage Finance - 2.56%
Capitol Federal Financial, Inc.	3,418	40,196
MGIC Investment Corp.	6,999	41,644
New York Community Bancorp, Inc.	4,210	63,108
People's United Financial, Inc.	4,297	57,751
		202,699
Wireless Telecommunication Services - 2.28%
American Tower Corp. - Class A	1,191	62,325
Crown Castle International Corp.	1,518	61,919
SBA Communications Corp. - Class A	1,477	56,407
		180,651
TOTAL COMMON STOCKS (Proceeds $4,027,676)		$3,842,175

INVESTMENT COMPANIES - 2.97%
Exchange Traded Funds - 2.97%
SPDR Dow Jones Industrial Average ETF Trust	601	$74,422
SPDR S&P 500 ETF Trust	1,218	160,739
		235,161
TOTAL INVESTMENT COMPANIES (Proceeds $234,690)		$235,161
TOTAL SECURITIES SOLD SHORT
(Proceeds $4,262,366) - 51.42%		$4,077,336

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Hedged Equity Fund
Cost of investments	$3,593,868
Gross unrealized appreciation	$456,632
Gross unrealized depreciation	(78,792)
Net unrealized appreciation	$377,840

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,612,754	$-	$-	$3,612,754
Preferred Stocks	20,409	-	-	20,409
Exchange Traded Funds	117,453	-	-	117,453
Money Market Funds	221,092	-	-	221,092

Total Investments in Securities	$3,971,708	$-	$-	$3,971,708

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$3,842,175	$-	$-	$3,842,175
Exchange Traded Funds - Short	235,161	-	-	235,161

Total Securities Sold Short	$4,077,336	$-	$-	$4,077,336

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Grizzly Short Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.44%
Money Market Funds - 3.44%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	4,090,755	$4,090,755
TOTAL SHORT-TERM INVESTMENTS (Cost $4,090,755)		$4,090,755

Total Investments (Cost $4,090,755) - 3.44%		$4,090,755
Other Assets in Excess of Liabilities - 96.56% (d)		114,754,542
TOTAL NET ASSETS - 100.00%		$118,845,297

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.36%
Aerospace & Defense - 0.53%
DigitalGlobe, Inc.	24,839	$631,159
Airlines - 2.95%
AMR Corp.	322,660	1,742,364
Delta Air Lines, Inc.	192,311	1,763,492
		3,505,856
Biotechnology - 1.22%
Onyx Pharmaceuticals, Inc.	41,019	1,447,971
Building Products - 3.79%
Masco Corp.	127,528	1,534,162
Simpson Manufacturing Co., Inc.	41,985	1,254,092
USG Corp.	119,856	1,718,735
		4,506,989
Capital Markets - 1.74%
Greenhill & Co., Inc.	19,023	1,023,818
Knight Capital Group, Inc.	94,539	1,041,820
		2,065,638
Commercial Banks - 3.18%
International Bancshares Corp.	36,754	614,894
Regions Financial Corp.	263,454	1,633,415
TCF Financial Corp.	110,729	1,528,060
		3,776,369
Commercial Services & Supplies - 1.71%
Covanta Holding Corp.	123,013	2,028,484
Communications Equipment - 1.54%
Ciena Corp.	68,658	1,261,934
Viasat, Inc.	13,076	565,799
		1,827,733
Construction & Engineering - 1.18%
The Shaw Group, Inc.	46,390	1,401,442
Construction Materials - 2.75%
Cemex SAB de CV - ADR	122,764	1,055,774
Eagle Materials, Inc.	21,421	597,003
Vulcan Materials Co.	42,017	1,618,915
		3,271,692
Diversified Telecommunications - 1.03%
TW Telecom, Inc.	59,868	1,229,090
Electric Utilities - 0.71%
Korea Electric Power Corp. - ADR	63,514	842,831
Electronic Equipment, Instruments & Components - 2.22%
AU Optronics Corp. - ADR	140,430	966,159
LG Display Co., Ltd. - ADR	119,367	1,677,106
		2,643,265
Energy Equipment & Services - 1.00%
Exterran Holdings, Inc.	59,705	1,183,950
Health Care Equipment & Supplies - 1.05%
STERIS Corp.	35,582	1,244,658
Hotels, Restaurants & Leisure - 5.79%
Gaylord Entertainment Co.	51,122	1,533,660
Home Inns & Hotels Management, Inc. - ADR	43,298	1,647,056
MGM Resorts International	132,422	1,749,295
Orient-Express Hotels Ltd. (b)	48,355	519,816
Vail Resorts, Inc.	30,970	1,431,433
		6,881,260
Household Durables - 8.40%
D.R. Horton, Inc.	148,200	1,707,264
Lennar Corp. - Class A	95,418	1,731,837
MDC Holdings, Inc.	69,363	1,709,104
NVR, Inc.	2,409	1,747,681
Sony Corp. - ADR	70,882	1,870,576
Toll Brothers, Inc.	58,338	1,209,930
		9,976,392
Independent Power Producers & Energy Traders - 1.95%
Calpine Corp.	108,928	1,757,009
Ormat Technologies, Inc.	25,425	559,604
		2,316,613
Insurance - 6.27%
First American Financial Corp.	39,478	617,831
Manulife Financial Corp. (b)	108,787	1,921,178
Markel Corp.	1,422	564,264
Old Republic International Corp.	156,957	1,844,245
Platinum Underwriters Holdings Ltd. (b)	16,852	560,160
White Mountains Insurance Group, Ltd.	4,623	1,942,400
		7,450,078
Machinery - 1.74%
Meritor, Inc.	129,101	2,070,780
Media - 5.12%
DreamWorks Animation SKG, Inc. - Class A	58,305	1,171,930
Live Nation Entertainment, Inc.	110,143	1,263,340
New York Times Co.	230,390	2,009,001
Regal Entertainment Group	132,856	1,640,772
		6,085,043
Metals & Mining - 1.44%
AK Steel Holding Corp.	108,776	1,714,310
Oil, Gas & Consumable Fuels - 9.80%
Comstock Resources, Inc.	66,900	1,926,051
EOG Resources, Inc.	16,429	1,717,652
Inergy LP	31,090	1,099,342
InterOil Corp. (b)	27,867	1,630,498
McMoRan Exploration Co.	106,617	1,970,282
Range Resources Corp.	36,733	2,038,682
Teekay Corp. (b)	40,813	1,260,306
		11,642,813
Real Estate Investment Trusts (REITs) - 8.63%
Boston Properties, Inc.	19,316	2,050,587
Brandywine Realty Trust	150,717	1,746,810
Corporate Office Properties Trust	50,818	1,580,948
Douglas Emmett, Inc.	95,407	1,897,645
Healthcare Realty Trust, Inc.	52,641	1,085,984
Weingarten Realty Investors	75,440	1,898,070
		10,260,044
Semiconductors & Semiconductor Equipment - 6.19%
Advanced Micro Devices, Inc.	203,586	1,423,066
Cree, Inc.	46,087	1,548,062
PMC-Sierra, Inc.	238,452	1,805,082
Rambus, Inc.	61,246	899,091
Silicon Laboratories, Inc.	40,661	1,677,673
		7,352,974
Software - 3.92%
Aspen Technology, Inc.	36,711	630,695
Concur Technologies, Inc.	22,365	1,119,815
Pegasystems, Inc.	31,578	1,469,956
SolarWinds, Inc.	55,028	1,438,432
		4,658,898
Thrifts & Mortgage Finance - 5.03%
Capitol Federal Financial, Inc.	100,811	1,185,537
MGIC Investment Corp.	206,451	1,228,384
New York Community Bancorp, Inc.	124,185	1,861,533
People's United Financial, Inc.	126,757	1,703,614
		5,979,068
Wireless Telecommunication Services - 4.48%
American Tower Corp. - Class A	35,137	1,838,719
Crown Castle International Corp.	44,784	1,826,740
SBA Communications Corp. - Class A	43,558	1,663,480
		5,328,939
TOTAL COMMON STOCKS (Proceeds $118,414,715)		$113,324,339

INVESTMENT COMPANIES - 3.88%
Exchange Traded Funds - 3.88%
SPDR Dow Jones Industrial Average ETF Trust	17,742	$2,196,992
SPDR S&P 500 ETF Trust	18,303	2,415,447
		4,612,439
TOTAL INVESTMENT COMPANIES (Proceeds $4,640,950)		$4,612,439

TOTAL SECURITIES SOLD SHORT
(Proceeds $123,055,665) - 99.24%		$117,936,778

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Leuthold Grizzly Short Fund
Cost of investments	$4,090,755
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$4,090,755	$-	$-	$4,090,755

Total Investments in Securities	$4,090,755	$-	$-	$4,090,755

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$113,324,339	$-	$-	$113,324,339
Exchange Traded Funds - Short	4,612,439	-	-	4,612,439

Total Securities Sold Short	$117,936,778	$-	$-	$117,936,778

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date         8/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
                                                   Steven C. Leuthold, President

Date

By (Signature and Title)* /s/ Holly J. Weiss
                                                   Holly J. Weiss, Treasurer

Date       8/24/11

* Print the name and title of each signing officer under his or her signature.